Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings
Schedule of short-term borrowings and current installments of long-term debt

	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Guaranteed by bank deposits	900,890	391,448	62,832
Guaranteed by related parties	3,197,817	3,448,503	553,523
Guaranteed by property, plant and equipment	475,245	773,248	124,115
Guaranteed by accounts receivable	12,978	—	—
Unsecured loans	1,911,687	1,397,292	224,281
Current portion of long-term debt (note b)	1,726,459	1,515,524	243,258
Total short-term borrowings and current portion of long-term debt	8,225,076	7,526,015	1,208,009

Schedule of non-current borrowings

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Long-term bank debt:
Secured loans from China Development Bank	283,541	3,390,651	544,237
Unsecured loans	1,300,000	300,000	48,152
Guaranteed by related parties	1,312,225	549,710	88,235
Secured by multiple assets	2,183,167	1,271,849	204,146
Borrowings from other third parties:
Guaranteed by property, plant and equipment	99,425	79,770	12,804
	5,178,358	5,591,980	897,574
Less: current portion	(1,726,459)	(1,515,524)	(243,258)
Total long-term borrowings	3,451,899	4,076,456	654,316

Schedule of future principal payments for long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2012 are as follows

Year ending December 31,	RMB	US$
2013	1,515,524	243,258
2014	1,096,174	175,948
2015	932,958	149,750
2016	716,015	114,928
2017	529,617	85,009
Thereafter	801,692	128,681
Total	5,591,980	897,574